Balance Sheet Components	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Components
4.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31
	2015	2014
Prototype	$6,492	$6,342
Machine and equipment	7,128	4,214
Leasehold improvements	1,532	1,270
Furniture and fixtures	350	263
Software	832	647
Construction in progress	1,851	—
Property and equipment, gross	18,185	12,736
Less: accumulated depreciation and amortization	(10,879)	(9,805)
Property and equipment, net	$7,306	$2,931

Depreciation and amortization expense related to property and equipment was $1.1 million, $853 thousand and $1.1 million during the years ended December 31, 2015, 2014 and 2013, respectively.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	December 31
	2015	2014
License cost	$500	$500
Patents	104	—
Intangible assets, gross	$604	$500
Accumulated amortization	(404)	(236)
Intangible assets, net	$200	$264

Intangible amortization expense was $168 thousand, $167 thousand and $69 thousand during the years ended December 31, 2015, 2014 and 2013, respectively, which were recorded in general and administrative expenses in the consolidated statements of operations.

At December 31, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ended December 31,	Estimated Future Amortization Expense
2016	$115
2017	18
2018	18
2019	18
2020	18
Thereafter	13
Total amortization expense	$200

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31
	2015	2014
Accrued payroll and related benefits	$1,938	$1,652
Accrued accounts payable	1,880	143
Sales tax and medical device excise tax payable	219	499
Accrued legal and accounting	857	901
Accrued interest	—	142
Other	519	296
Total accrued liabilities	$5,413	$3,633

Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	December 31
	2015	2014
Deferred revenue:
Product	$5,050	$6,919
Services	911	442
Total deferred revenue	5,961	7,361
Less: current portion of deferred revenue	(5,616)	(7,361)
Noncurrent portion of deferred revenue	$345	$—